Accounting policies - Going concern (Details) £ in Thousands, $ in Millions				12 Months Ended
	May 02, 2017 USD ($)	May 02, 2017 GBP (£)	Jul. 29, 2016 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Loss for the year				£ (20,497)	£ (5,019)	£ (7,495)
Net assets				79,881	34,469	5,434	£ 12,526
Cash and cash equivalents and short term investments				80,300
Cash and cash equivalents				31,443	39,785	3,524	£ 9,968
Gross proceeds from the April 2017 Global Offering	$ 89.9	£ 70,000		70,032	0
Gross proceeds from issue of shares and warrants			£ 44,700	£ 0	£ 44,750	£ 0